Provision for Legal Proceedings - Summary of Contingent Liabilities With No Provision for Possible Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Contingent liabilities with no provision for possible losses	R$ 461,955	R$ 312,820
Labor Proceedings [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities with no provision for possible losses	26,301	17,888
Tax Proceedings [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities with no provision for possible losses	345,980	212,856
Civil Proceedings [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities with no provision for possible losses	R$ 89,674	R$ 82,076